Note 23 - Parenthetical Information Other Amortizing Intangible Assets (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Parenthetical Information Other Amortizing Intangible Assets [Line Items]
Impairment losses	€ 939	€ 42	€ 0
of which: Impairments of purchased Software	6
of which: impairments related to self-developed software	931	42	0
of which: Impairment of an amortizing customer-related intangible asset	2
Decrease of amortizing other intangible assets, net	1,133
Mainly driven by [Abstract]
Amortization expenses	1,256
Of which: scheduled consumption of capitalized software	1,242
Of which: impairment of current platform software and software under construction	937
Of which: Additions to internally generated intangible assets	1,040
Of which: Positive exchange rate changes	€ 26
Increase of amortizing other intangible assets, net		171	291
Mainly driven by [Abstract]
Additions to internally generated intangible assets		1,200	1,408
Offsetting amortization expenses		1,100	935
Of which: scheduled consumption of capitalized software		1,100	897
Positive exchange rate changes		€ 46
Negative exchange rate changes			113
Impairment of self-developed software			€ 42